Business and asset acquisitions - Sonora Agropecuaria, S.A. de C.V (Details) - MXN ($) $ in Thousands			12 Months Ended
	Jun. 26, 2020	Jan. 26, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Business And Asset Acquisitions [Line Items]
Bargain purchase gain (note 30)			$ 90,889	$ 0	$ 0
Sonora Agropecuaria, S.A. de C.V.
Disclosure Of Business And Asset Acquisitions [Line Items]
Current assets, other than inventories		$ 349,834
Inventories		123,959
Property, plant and equipment		383,680
Total assets		857,473
Current liabilities		(263,365)
Deferred income tax		(35,916)
Acquired net identifiable assets, net		558,192
Controlling interest		305,889
Non-controlling interest		252,303
Consideration paid	$ 215,000	215,000
Bargain purchase gain (note 30)		$ 90,889